Property and equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Note 3: Property and equipment

Property and equipment consisted of the following:

	September 30, 2018	December 31, 2017
Furniture and Fixtures	$10,425	$10,425
Equipment	7,579	7,579
Trade Show Display	2,640	2,640
Total	20,644	20,644
Less: Accumulated Depreciation	(5,765)	(5,231)
Property and Equipment net	$14,879	$15,413

Depreciation expense amounted to $534 and $800 for the nine months ended September 30, 2018 and 2017, respectively.

Property and equipment consisted of the following:

	2017	2016
Furniture and Fixtures	$10,425	$7,724
Equipment	7,579	7,579
Trade Show Display	2,640	-
Total	20,644	13,303
Less: Accumulated Depreciation	(5,231)	(4,165)
Property and Equipment net	$15,413	$11,138

Depreciation expense amounted to $1,066 and $1,614 for the years ended December 31, 2017 and 2016 respectively.